UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Mid Cap Funds (Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Empower Ariel Mid Cap Value Fund
Management Discussion
The Fund’s sub-adviser is Ariel Investments, LLC (“Ariel”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 10.45%, relative to a 12.71% return for the Russell Midcap® Value Index, the Fund’s benchmark index.
Ariel Commentary
Markets worldwide defied expectations in 2023 led by the dominating performance of mega-cap technology stocks known as the “Magnificent Seven” (Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia and Tesla). Even though gains were concentrated, improving inflation data and dovish comments from the Federal Reserve drove a fourth quarter rally and strong finish to the year. Investor sentiment shifted from fears of a recession towards optimism for a soft landing. Such turns in market psychology and economic forecasts continue to highlight the challenges of market timing and the importance of taking a long-term view.
The Fund was significantly overweight consumer discretionary, financials and health care. By comparison, it lacked exposure to technology, basic materials and telecommunications and was meaningfully underweight real estate, utilities and energy. The Fund’s utilities underweight and investment choices within real estate and financials were the top contributors to relative performance over the past year. Alternatively, consumer discretionary holdings and avoidance of technology - an industry that generated outsized returns in 2023 - weighed on relative performance over the one-year timeframe.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	10.92%	10.80%	6.29%
Investor Class	10.45%	10.46%	6.36%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower Mid Cap Value Fund
Management Discussion
The Fund’s sub-adviser is Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 15.15%, relative to a 12.71% return for the Russell Midcap® Value Index, the Fund’s benchmark index.
Goldman Sachs Commentary
The year started off with investors battling high interest rates, a regional banking crisis and geopolitical uncertainty. But towards the end, investors had plenty to cheer about as economic resilience, a trend of slowing rate hikes, disinflation, and the excitement around artificial intelligence helped counter many of the roadblocks faced during the start of the year.
The decline in inflation proved to be one of the biggest drivers behind the growth in the markets. From its peak in June 2022, the consumer price index has seen a significant drop solidifying disinflation as the biggest theme of 2023. Another growth driver was the resilience of the economy in the form of a strong labor market and unwavering consumer demand.
Among sectors, holdings within the financials sector contributed the most to relative performance, with an overall overweight position within the banks industry contributing particularly strongly. On the downside, holdings within the healthcare sector detracted the most from excess returns, where an overall overweight position within the pharmaceuticals industry hurt relative performance.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	15.53%	10.05%	7.77%
Investor Class	15.15%	9.70%	8.12%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower S&P Mid Cap 400® Index Fund
Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 15.76%, relative to a 16.44% return for the S&P MidCap 400® Index, the Fund’s benchmark index.
ILIM Commentary
Mid cap companies underperformed the broader market through most of 2023 as these companies are seen as more sensitive than large caps to interest rates, which rose for most of the period. This outweighed upward revisions to gross domestic product growth forecasts. The significant outperformance of large cap stocks, particularly among the “Magnificent Seven” stocks (Apple, Amazon, Alphabet, Meta, Microsoft, Nvidia and Tesla) linked to the artificial intelligence theme, also contributed to the underperformance of mid-caps during the year. Mid cap stocks were supported towards the end of 2023 by expected monetary easing in early 2024.
In 2023, U.S. mid cap stocks were buoyed by resilient economic activity as well as falling inflation and, towards the end of the year, expectations that the Federal Reserve (the “Fed”) would ease policy in early 2024. Strong U.S. activity in January led to a rally, but this gave way to concerns over further monetary tightening from the Fed in February before the banking crises in March. The collapse of Silicon Valley Bank in the U.S. in March raised concerns of contagion in the global banking sector, and this spread to Credit Suisse, which was taken over by UBS later in the month. The silver lining was the swift and decisive actions of the authorities, with deposit guarantees and funding schemes launched to shore up confidence in the banking system. This sent a signal to investors that regulators and central banks were willing to aid the sector in times of distress.
Subsequent economic data proved resilient in spite of severe headwinds, including significant tightening - the Fed has raised its key rate at the fastest pace in 40 years, by 525 basis points to a range of 5.25-5.50%. The Fed also emphasized for most of 2023 that the rate would need to remain ‘higher for longer’ to get inflation down to the 2% target. However, having paused its hiking cycle amid a drop in inflation, the Fed suggested at its December meeting that rate cuts would be forthcoming in early 2024 which helped support mid cap equities towards the end of 2023.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	16.18%	12.40%	8.91%
Investor Class	15.76%	11.99%	8.66%
Class L	15.48%	11.77%	8.44%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was April 7, 2017.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Empower T. Rowe Price Mid Cap Growth Fund
Management Discussion
The Fund’s sub-adviser is T. Rowe Price Investment Management, Inc. (“T. Rowe Price”)
Fund Performance
For the twelve-month period ended December 31, 2023, the Fund (Investor Class shares) returned 19.92%, relative to a 25.87% return for the Russell Midcap® Growth Index, the Fund’s benchmark index.
Rowe Price Commentary
U.S. equities rallied in 2023, thanks to improving sentiment that monetary policy would create a constructive environment heading into 2024. The market environment supported all market capitalizations across growth and value, particularly in small caps. After a combination of concerning economic data and uncertainty around the potential spread of conflict in the Middle East after Hamas attacked Israel and sparked a response, equities were pressured in October. However, investors latched on to favorable data releases throughout November, including falling inflation, that gave hopes of policymakers achieving their goal of a “soft landing” without sparking a recession. At its December meeting, the Federal Reserve not only kept rates flat for the fourth time in five meetings, but it also set the table for rate cuts in 2024.
The Fund posted positive returns but underperformed the benchmark index for the period. Broadly speaking, sector allocation and stock selection detracted from relative results. At the sector level, an underweight allocation and unfavorable stock selection within information technology, an overweight allocation to healthcare, and stock picks in the industrials and business services detracted from relative results. Stock selection in the financials sector as well as favorable stock selection and an underweight allocation to the energy sector boosted relative performance.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	20.35%	12.02%	10.17%
Investor Class	19.92%	11.61%	10.38%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2023 (unaudited)
Empower Ariel Mid Cap Value Fund
Sector	Percentage of Fund Investments
Financial	30.95%
Consumer, Cyclical	20.78
Industrial	20.36
Consumer, Non-cyclical	14.30
Communications	4.91
Energy	3.86
Basic Materials	2.98
Short Term Investments	1.86
Total	100.00%
Empower Mid Cap Value Fund
Sector	Percentage of Fund Investments
Financial	30.58%
Industrial	15.58
Consumer, Cyclical	14.11
Consumer, Non-cyclical	9.08
Technology	8.11
Communications	7.67
Utilities	5.61
Basic Materials	5.21
Energy	3.74
Short Term Investments	0.31
Total	100.00%
Empower S&P Mid Cap 400® Index Fund
Sector	Percentage of Fund Investments
Financial	22.95%
Industrial	21.54
Consumer, Cyclical	16.61
Consumer, Non-cyclical	14.20
Technology	8.08
Energy	5.15
Basic Materials	4.82
Utilities	3.20
Communications	2.24
Short Term Investments	1.21
Total	100.00%

Empower T. Rowe Price Mid Cap Growth Fund
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	33.28%
Technology	19.05
Industrial	16.39
Consumer, Cyclical	14.86
Financial	6.37
Communications	4.64
Energy	4.43
Basic Materials	0.52
Short Term Investments	0.46
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Each Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of each Fund's table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of each Fund's table below provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each Fund's table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of each Fund's table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower Ariel Mid Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,035.20	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
Investor Class
Actual	$1,000.00	$1,033.30	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.35
* Expenses are equal to the Fund's annualized expense ratio of 0.70% for the Institutional Class shares and 1.05% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower Mid Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,073.90	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
Investor Class
Actual	$1,000.00	$1,071.00	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.85
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower S&P Mid Cap 400® Index Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,068.90	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.92
Investor Class
Actual	$1,000.00	$1,066.50	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.80
Class L
Actual	$1,000.00	$1,065.20	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.18% for the Institutional Class, 0.55% for the Investor Class and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Empower T. Rowe Price Mid Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,065.70	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.36
Investor Class
Actual	$1,000.00	$1,062.50	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Institutional Class shares and 1.02% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.95%
102,770	Axalta Coating Systems Ltd(a)	$ 3,491,097
Communications — 4.86%
103,049	Interpublic Group of Cos Inc	3,363,519
108,379	Paramount Global Class B	1,602,926
23,281	Sphere Entertainment Co(a)	790,623
		5,757,068
Consumer, Cyclical — 20.56%
66,968	BorgWarner Inc	2,400,803
43,352	CarMax Inc(a)	3,326,833
68,723	Gentex Corp	2,244,493
59,519	Madison Square Garden Entertainment Corp(a)	1,892,109
14,604	Madison Square Garden Sports Corp(a)	2,655,445
104,681	Manchester United PLC Class A(a)(b)	2,133,399
188,960	Mattel Inc(a)	3,567,565
117,887	Resideo Technologies Inc(a)	2,218,633
7,950	Vail Resorts Inc	1,697,086
84,513	Walgreens Boots Alliance Inc	2,206,635
		24,343,001
Consumer, Non-Cyclical — 14.15%
168,676	ADT Inc	1,150,370
16,657	Charles River Laboratories International Inc(a)	3,937,715
101,840	Envista Holdings Corp(a)	2,450,270
9,580	J M Smucker Co	1,210,721
17,057	Laboratory Corp of America Holdings	3,876,886
29,444	Molson Coors Beverage Co Class B	1,802,267
19,080	Zimmer Biomet Holdings Inc	2,322,036
		16,750,265
Energy — 3.82%
141,286	Core Laboratories Inc	2,495,111
99,865	NOV Inc	2,025,262
		4,520,373
Financial — 30.63%
34,623	Aflac Inc	2,856,397
29,582	BOK Financial Corp	2,533,698
77,304	Carlyle Group Inc	3,145,500
33,816	CBRE Group Inc Class A(a)	3,147,931
59,711	Charles Schwab Corp	4,108,117
36,992	First American Financial Corp	2,383,765
12,065	Goldman Sachs Group Inc	4,654,315
12,626	Jones Lang LaSalle Inc(a)	2,384,672
37,890	KKR & Co Inc	3,139,186
87,044	Lazard Ltd Class A	3,029,131
57,878	Northern Trust Corp	4,883,746
		36,266,458
Shares		Fair Value
Industrial — 20.14%
25,929	Generac Holdings Inc(a)	$ 3,351,064
123,748	Kennametal Inc	3,191,461
15,081	Keysight Technologies Inc(a)	2,399,236
159,940	Knowles Corp(a)	2,864,526
8,177	Littelfuse Inc	2,187,838
45,433	nVent Electric PLC	2,684,636
3,932	Snap-on Inc	1,135,719
36,303	Stanley Black & Decker Inc	3,561,324
49,983	Stericycle Inc(a)	2,477,157
		23,852,961
TOTAL COMMON STOCK — 97.11% (Cost $117,665,295)		$114,981,223
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.83%
$543,422	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $543,422 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	543,422
543,422	Undivided interest of 0.46% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $543,422 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(c)	543,422

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$543,421	Undivided interest of 0.58% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $543,421 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(c)	$ 543,421
2	Undivided interest of 19.97% in a repurchase agreement (principal amount/value $10 with a maturity value of $10) with Mizuho Securities (USA) LLC, 5.33%, dated 12/31/23 to be repurchased at $2 on 1/2/24 collateralized by U.S. Treasury securities, 0.38% - 4.75%, 12/31/23 - 2/15/33, with a value of $10.(c)	2
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$543,422	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $20,566,451 with a maturity value of $20,578,654) with HSBC Securities (USA) Inc, 5.34%, dated 12/31/23 to be repurchased at $543,422 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 12/1/29 - 12/1/53, with a value of $20,977,780.(c)	$ 543,422
TOTAL SHORT TERM INVESTMENTS — 1.83% (Cost $2,173,689)		$ 2,173,689
TOTAL INVESTMENTS — 98.94% (Cost $119,838,984)		$117,154,912
OTHER ASSETS & LIABILITIES, NET — 1.06%		$ 1,251,515
TOTAL NET ASSETS — 100.00%		$118,406,427

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Collateral received for securities on loan.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.10%
140,924	Axalta Coating Systems Ltd(a)	$ 4,787,188
37,344	Cleveland-Cliffs Inc(a)	762,565
12,622	Dow Inc	692,191
16,072	International Flavors & Fragrances Inc	1,301,350
1,136	Linde PLC	466,567
6,745	NewMarket Corp	3,681,623
29,813	PPG Industries Inc	4,458,534
6,062	Reliance Steel & Aluminum Co	1,695,420
21,026	Royal Gold Inc	2,543,305
50,239	RPM International Inc	5,608,179
32,802	Steel Dynamics Inc	3,873,916
29,256	United States Steel Corp	1,423,304
		31,294,142
Communications — 7.51%
18,794	Alphabet Inc Class A(a)	2,625,334
8,617	Arista Networks Inc(a)	2,029,390
8,294	Cable One Inc	4,616,357
43,629	Cisco Systems Inc	2,204,137
41,697	IAC Inc(a)	2,184,089
14,689	Liberty Broadband Corp Class C(a)	1,183,787
13,663	Lyft Inc Class A(a)	204,808
6,464	Meta Platforms Inc Class A(a)	2,287,998
24,337	New York Times Co Class A	1,192,270
235,379	News Corp Class A	5,778,554
67,144	Okta Inc(a)	6,078,546
184,038	Paramount Global Class B	2,721,922
19,069	Roku Inc(a)	1,747,865
27,784	VeriSign Inc(a)	5,722,392
13,736	Wayfair Inc Class A(a)	847,511
80,862	Zillow Group Inc Class C(a)	4,678,675
		46,103,635
Consumer, Cyclical — 13.81%
44,885	Aptiv PLC(a)	4,027,082
68,863	Boyd Gaming Corp	4,311,513
729	Burlington Stores Inc(a)	141,776
15,956	Caesars Entertainment Inc(a)	748,017
41,385	CarMax Inc(a)	3,175,885
46,217	Core & Main Inc Class A(a)	1,867,629
57,988	DR Horton Inc	8,813,016
41,753	Ferguson PLC	8,061,251
13,964	GameStop Corp Class A(a)(b)	244,789
15,533	Las Vegas Sands Corp	764,379
37,772	Lear Corp	5,333,784
31,578	Lennar Corp Class A	4,706,385
115,518	LKQ Corp	5,520,605
18,613	Ollie's Bargain Outlet Holdings Inc(a)	1,412,541
88,238	PACCAR Inc	8,616,441
56,123	PulteGroup Inc	5,793,016
34,956	Ralph Lauren Corp	5,040,655
4,259	SiteOne Landscape Supply Inc(a)	692,088
Shares		Fair Value
Consumer, Cyclical — (continued)
84,945	Skechers USA Inc Class A(a)	$ 5,295,471
30,711	Thor Industries Inc	3,631,576
21,359	Victoria's Secret & Co(a)	566,868
4,852	Williams-Sonoma Inc	979,037
55,343	Wynn Resorts Ltd	5,042,300
		84,786,104
Consumer, Non-Cyclical — 8.88%
42,807	Affirm Holdings Inc(a)	2,103,536
16,799	Albertsons Cos Inc Class A	386,377
13,354	Bio-Rad Laboratories Inc Class A(a)	4,311,873
5,885	Centene Corp(a)	436,726
73,030	Corteva Inc	3,499,598
2,200	CoStar Group Inc(a)	192,258
9,552	Driven Brands Holdings Inc(a)	136,212
151,110	Dun & Bradstreet Holdings Inc	1,767,987
5,094	Elevance Health Inc	2,402,127
62,790	Encompass Health Corp	4,189,349
2,736	Equifax Inc	676,585
66,155	Fortrea Holdings Inc(a)	2,308,810
7,107	FTI Consulting Inc(a)	1,415,359
67,959	General Mills Inc	4,426,849
7,808	Grand Canyon Education Inc(a)	1,030,968
166,238	Grocery Outlet Holding Corp(a)	4,481,776
15,021	Hologic Inc(a)	1,073,251
18,992	Kimberly-Clark Corp	2,307,718
132,205	Mister Car Wash Inc(a)(b)	1,142,251
17,227	Moderna Inc(a)	1,713,225
175,194	Royalty Pharma PLC Class A	4,921,199
3,074	Teleflex Inc	766,471
12,930	United Therapeutics Corp(a)	2,843,178
38,133	Universal Health Services Inc Class B	5,812,994
4,589	WillScot Mobile Mini Holdings Corp(a)	204,211
		54,550,888
Energy — 3.66%
108,523	Antero Midstream Corp	1,359,793
128,605	Antero Resources Corp(a)	2,916,761
203,257	Baker Hughes Co	6,947,324
67,743	Devon Energy Corp	3,068,758
6,602	First Solar Inc(a)	1,137,393
10,835	Halliburton Co	391,685
127,154	NOV Inc	2,578,683
20,390	Sunrun Inc(a)	400,256
12,006	TechnipFMC PLC	241,801
26,649	Valero Energy Corp	3,464,370
		22,506,824
Financial — 29.93%
150,284	American Homes 4 Rent Class A REIT	5,404,212
32,804	Annaly Capital Management Inc REIT	635,414

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
37,459	AvalonBay Communities Inc REIT	$ 7,013,074
3,857	Axis Capital Holdings Ltd	213,562
100,053	Bank of America Corp	3,368,785
84,094	Bank of New York Mellon Corp	4,377,093
15,537	Bank OZK	774,209
12,179	Berkshire Hathaway Inc Class B(a)	4,343,762
69,136	Blue Owl Capital Inc	1,030,126
23,957	BOK Financial Corp	2,051,917
64,826	Brixmor Property Group Inc REIT	1,508,501
33,984	Camden Property Trust REIT	3,374,271
39,207	Capital One Financial Corp	5,140,822
3,256	CME Group Inc	685,714
98,624	CNA Financial Corp	4,172,782
33,316	Coinbase Global Inc Class A(a)	5,794,318
39,087	Commerce Bancshares Inc	2,087,637
4,154	CubeSmart REIT	192,538
21,623	Cullen/Frost Bankers Inc	2,345,879
83,873	Equity Residential REIT	5,129,672
4,433	Everest Group Ltd	1,567,420
1,550	First Citizens BancShares Inc Class A	2,199,404
27,487	First Hawaiian Inc	628,353
97,947	First Industrial Realty Trust Inc REIT	5,158,868
165,522	FNB Corp	2,279,238
43,271	Globe Life Inc	5,266,946
309,993	Host Hotels & Resorts Inc REIT	6,035,563
53,036	Interactive Brokers Group Inc Class A	4,396,685
29,991	Invesco Ltd	535,042
178,345	Invitation Homes Inc REIT	6,083,348
1,799	Jones Lang LaSalle Inc(a)	339,777
1,880	Kinsale Capital Group Inc	629,631
73,141	Loews Corp	5,089,882
26,964	M&T Bank Corp	3,696,225
19,253	Mid-America Apartment Communities Inc REIT	2,588,759
111,569	Nasdaq Inc	6,486,621
128,760	NNN Inc REIT	5,549,556
76,514	Northern Trust Corp	6,456,251
110,832	OneMain Holdings Inc	5,452,934
314,694	Park Hotels & Resorts Inc REIT	4,814,818
63,950	Principal Financial Group Inc	5,030,947
6,095	Progressive Corp	970,812
34,474	Prosperity Bancshares Inc	2,334,924
13,239	Raymond James Financial Inc	1,476,149
76,986	Rexford Industrial Realty Inc REIT	4,318,915
25,417	SBA Communications Corp REIT	6,448,038
292,493	SoFi Technologies Inc(a)(b)	2,910,305
24,289	STAG Industrial Inc REIT	953,586
23,167	State Street Corp	1,794,516
78,991	Stifel Financial Corp	5,462,227
160,613	Synchrony Financial	6,133,810
Shares		Fair Value
Financial — (continued)
15,740	Travelers Cos Inc	$ 2,998,313
76,907	W R Berkley Corp	5,438,863
13,457	Welltower Inc REIT	1,213,418
53,262	XP Inc Class A	1,388,540
		183,772,972
Industrial — 15.25%
20,504	Acuity Brands Inc	4,199,834
48,938	AMETEK Inc	8,069,387
96,650	Avnet Inc	4,871,160
10,842	Builders FirstSource Inc(a)	1,809,964
8,730	CH Robinson Worldwide Inc	754,185
23,240	Curtiss-Wright Corp	5,177,639
972	FedEx Corp	245,887
5,474	Flowserve Corp	225,638
178,690	Gates Industrial Corp PLC(a)	2,398,020
6,666	Generac Holdings Inc(a)	861,514
31,453	Howmet Aerospace Inc	1,702,236
40,195	Johnson Controls International PLC	2,316,840
13,974	Lennox International Inc	6,253,644
14,989	Martin Marietta Materials Inc	7,478,162
7,736	MasTec Inc(a)	585,770
9,617	Northrop Grumman Corp	4,502,102
98,169	nVent Electric PLC	5,800,806
30,560	Oshkosh Corp	3,313,010
34,906	Otis Worldwide Corp	3,123,040
9,261	Packaging Corp of America	1,508,710
17,621	Parker-Hannifin Corp	8,117,994
9,670	Snap-on Inc	2,793,083
2,340	TopBuild Corp(a)	875,768
7,510	Trane Technologies PLC	1,831,689
1,661	United Parcel Service Inc Class B	261,159
28,651	Vulcan Materials Co	6,504,063
29,766	Westinghouse Air Brake Technologies Corp	3,777,306
31,578	Woodward Inc	4,298,713
		93,657,323
Technology — 7.94%
1,287	Applied Materials Inc	208,584
21,600	AppLovin Corp Class A(a)	860,760
5,503	CACI International Inc Class A(a)	1,782,202
11,598	Cirrus Logic Inc(a)	964,838
64,538	Dell Technologies Inc Class C	4,937,157
26,290	Doximity Inc Class A(a)	737,172
121,726	Dropbox Inc Class A(a)	3,588,482
34,106	Electronic Arts Inc	4,666,042
79,393	Genpact Ltd	2,755,731
1,328	GlobalFoundries Inc(a)(b)	80,477
381,148	Hewlett Packard Enterprise Co	6,471,893
86,383	HP Inc	2,599,264
18,851	International Business Machines Corp	3,083,081
20,713	Marvell Technology Inc	1,249,201
21,760	Microchip Technology Inc	1,962,317

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
15,047	Micron Technology Inc	$ 1,284,111
7,156	Microsoft Corp	2,690,942
15,801	ON Semiconductor Corp(a)	1,319,858
4,054	Salesforce Inc(a)	1,066,770
28,193	Skyworks Solutions Inc	3,169,457
44,013	SS&C Technologies Holdings Inc	2,689,634
8,131	Zoom Video Communications Inc Class A(a)	584,700
		48,752,673
Utilities — 5.49%
43,136	Atmos Energy Corp	4,999,463
52,310	Edison International	3,739,642
56,312	Entergy Corp	5,698,211
28,509	Essential Utilities Inc	1,064,811
93,304	Evergy Inc	4,870,469
37,327	Exelon Corp	1,340,039
64,566	National Fuel Gas Co	3,239,276
76,224	WEC Energy Group Inc	6,415,774
38,049	Xcel Energy Inc	2,355,614
		33,723,299
TOTAL COMMON STOCK — 97.57% (Cost $544,334,597)		$599,147,860
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.30%
$ 2	Undivided interest of 0.00% in a repurchase agreement (principal amount/value $7,826,153 with a maturity value of $7,830,805) with TD Securities (USA) LLC, 5.35%, dated 12/31/23 to be repurchased at $2 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 7/1/37 - 1/1/54, with a value of $7,982,676.(c)	2
470,386	Undivided interest of 0.39% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $470,386 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	470,386
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$470,386	Undivided interest of 0.40% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $470,386 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(c)	$ 470,386
470,385	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $470,385 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(c)	470,385
470,385	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $470,385 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(c)	470,385
TOTAL SHORT TERM INVESTMENTS — 0.30% (Cost $1,881,544)		$ 1,881,544
TOTAL INVESTMENTS — 97.87% (Cost $546,216,141)		$601,029,404
OTHER ASSETS & LIABILITIES, NET — 2.13%		$ 13,055,911
TOTAL NET ASSETS — 100.00%		$614,085,315

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2023
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	39	USD	10,957	Mar 2024	$(109,272)
				Net Depreciation	$(109,272)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.85%
82,901	Alcoa Corp	$ 2,818,634
23,799	Ashland Inc	2,006,494
42,313	Avient Corp	1,758,951
101,376	Axalta Coating Systems Ltd(a)	3,443,743
25,986	Cabot Corp	2,169,831
68,792	Chemours Co	2,169,700
233,326	Cleveland-Cliffs Inc(a)	4,764,517
54,254	Commercial Metals Co	2,714,870
83,798	Livent Corp(a)	1,506,688
66,305	MP Materials Corp(a)(b)	1,316,154
3,208	NewMarket Corp	1,751,023
56,550	Olin Corp	3,050,872
26,468	Reliance Steel & Aluminum Co	7,402,570
30,105	Royal Gold Inc	3,641,501
59,460	RPM International Inc	6,637,520
102,170	United States Steel Corp	4,970,571
64,144	Valvoline Inc(a)	2,410,531
14,830	Westlake Corp	2,075,607
		56,609,777
Communications — 2.25%
2,115	Cable One Inc	1,177,188
27,420	Calix Inc(a)	1,197,980
68,345	Ciena Corp(a)	3,076,208
102,753	Frontier Communications Parent Inc(a)	2,603,761
65,264	GoDaddy Inc Class A(a)	6,928,426
58,094	Iridium Communications Inc	2,391,149
74,893	New York Times Co Class A	3,669,008
14,677	Nexstar Media Group Inc	2,300,620
93,621	TEGNA Inc	1,432,401
21,595	Ziff Davis Inc(a)	1,450,968
		26,227,709
Consumer, Cyclical — 16.69%
43,437	Adient PLC(a)	1,579,369
119,459	Aramark	3,356,798
34,804	Autoliv Inc	3,835,053
11,801	AutoNation Inc(a)	1,772,274
61,664	BJ's Wholesale Club Holdings Inc(a)	4,110,522
31,364	Boyd Gaming Corp	1,963,700
31,391	Brunswick Corp	3,037,079
29,804	Burlington Stores Inc(a)	5,796,282
53,920	Capri Holdings Ltd(a)	2,708,941
17,308	Carter's Inc	1,296,196
17,191	Casey's General Stores Inc	4,723,055
11,701	Choice Hotels International Inc(b)	1,325,723
31,227	Churchill Downs Inc	4,213,459
16,240	Columbia Sportswear Co	1,291,730
62,128	Core & Main Inc Class A(a)	2,510,593
27,672	Crocs Inc(a)	2,584,842
11,850	Deckers Outdoor Corp(a)	7,920,895
28,005	Dick's Sporting Goods Inc	4,115,335
Shares		Fair Value
Consumer, Cyclical — (continued)
27,667	Dolby Laboratories Inc Class A	$ 2,384,342
16,843	FirstCash Holdings Inc	1,825,613
25,597	Five Below Inc(a)	5,456,257
48,551	Floor & Decor Holdings Inc Class A(a)	5,416,349
19,682	Fox Factory Holding Corp(a)	1,328,141
124,587	GameStop Corp Class A(a)(b)	2,184,010
99,172	Gap Inc	2,073,687
106,798	Gentex Corp	3,488,023
131,693	Goodyear Tire & Rubber Co(a)	1,885,844
56,784	Harley-Davidson Inc	2,091,923
33,228	Hilton Grand Vacations Inc(a)	1,335,101
20,426	Hyatt Hotels Corp Class A	2,663,755
35,886	KB Home	2,241,440
26,914	Lear Corp	3,800,526
61,877	Leggett & Platt Inc	1,619,321
41,756	Light & Wonder Inc(a)	3,428,585
12,618	Lithia Motors Inc	4,154,855
126,608	Macy's Inc	2,547,353
14,586	Marriott Vacations Worldwide Corp	1,238,206
161,878	Mattel Inc(a)	3,056,257
21,029	MSC Industrial Direct Co Inc Class A	2,129,397
8,932	Murphy USA Inc	3,184,794
45,015	Nordstrom Inc	830,527
28,710	Ollie's Bargain Outlet Holdings Inc(a)	2,178,802
70,167	Penn Entertainment Inc(a)	1,825,745
9,067	Penske Automotive Group Inc	1,455,344
39,285	Planet Fitness Inc Class A(a)	2,867,805
24,756	Polaris Inc	2,346,126
27,334	PVH Corp	3,338,028
7,178	RH (a)	2,092,243
19,306	Scotts Miracle-Gro Co	1,230,758
61,553	Skechers USA Inc Class A(a)	3,837,214
48,818	Taylor Morrison Home Corp(a)	2,604,440
78,706	Tempur Sealy International Inc	4,011,645
30,562	Texas Roadhouse Inc	3,735,593
24,766	Thor Industries Inc	2,928,579
27,620	TKO Group Holdings Inc	2,253,240
49,217	Toll Brothers Inc	5,059,016
34,022	Travel + Leisure Co	1,329,920
87,666	Under Armour Inc Class A(a)	770,584
92,898	Under Armour Inc Class C(a)	775,698
17,679	Vail Resorts Inc	3,773,936
13,083	Visteon Corp(a)	1,634,067
15,575	Watsco Inc	6,673,420
78,755	Wendy's Co	1,534,147
20,204	WESCO International Inc	3,513,071
29,564	Williams-Sonoma Inc	5,965,424
13,317	Wingstop Inc	3,416,876
38,501	Wyndham Hotels & Resorts Inc	3,095,865

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Consumer, Cyclical — (continued)
40,295	YETI Holdings Inc(a)	$ 2,086,475
		194,840,213
Consumer, Non-Cyclical — 14.28%
42,124	Acadia Healthcare Co Inc(a)	3,275,562
15,160	Amedisys Inc(a)	1,441,109
49,798	Arrowhead Pharmaceuticals Inc(a)	1,523,819
8,418	Avis Budget Group Inc	1,492,175
27,945	Azenta Inc(a)	1,820,337
60,124	BellRing Brands Inc(a)	3,332,673
4,391	Boston Beer Co Inc Class A(a)	1,517,486
20,404	Brink's Co	1,794,532
42,087	Bruker Corp	3,092,553
67,525	Celsius Holdings Inc(a)	3,681,463
6,917	Chemed Corp	4,044,716
2,177	Coca-Cola Consolidated Inc	2,021,127
168,530	Coty Inc Class A(a)	2,093,143
73,018	Darling Ingredients Inc(a)	3,639,217
46,563	Encompass Health Corp	3,106,683
23,057	Enovis Corp(a)	1,291,653
80,195	Envista Holdings Corp(a)	1,929,492
19,750	Euronet Worldwide Inc(a)	2,004,428
141,247	Exelixis Inc(a)	3,388,515
89,336	Flowers Foods Inc	2,010,953
16,168	FTI Consulting Inc(a)	3,219,857
52,548	Globus Medical Inc Class A(a)	2,800,283
1,703	Graham Holdings Co Class B	1,186,174
13,853	Grand Canyon Education Inc(a)	1,829,150
45,746	Grocery Outlet Holding Corp(a)	1,233,312
54,361	GXO Logistics Inc(a)	3,324,719
66,851	H&R Block Inc	3,233,583
23,559	Haemonetics Corp(a)	2,014,530
61,285	Halozyme Therapeutics Inc(a)	2,265,094
39,706	HealthEquity Inc(a)	2,632,508
11,161	Helen of Troy Ltd(a)	1,348,360
62,177	Hertz Global Holdings Inc(a)(b)	646,019
23,520	Inari Medical Inc(a)	1,526,918
30,239	Ingredion Inc	3,281,839
15,972	Insperity Inc	1,872,238
30,564	Integra LifeSciences Holdings Corp(a)	1,331,062
28,893	Jazz Pharmaceuticals PLC(a)	3,553,839
9,461	Lancaster Colony Corp	1,574,216
31,790	Lantheus Holdings Inc(a)	1,970,980
25,033	LivaNova PLC(a)	1,295,207
23,034	ManpowerGroup Inc	1,830,512
20,612	Masimo Corp(a)	2,415,933
10,791	Medpace Holdings Inc(a)	3,307,765
11,908	Morningstar Inc	3,408,546
91,419	Neogen Corp(a)	1,838,436
44,946	Neurocrine Biosciences Inc(a)	5,922,085
80,456	Option Care Health Inc(a)	2,710,563
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,367	Patterson Cos Inc	$ 1,119,991
20,004	Paylocity Holding Corp(a)	3,297,659
17,666	Penumbra Inc(a)	4,443,706
71,758	Performance Food Group Co(a)	4,962,066
62,901	Perrigo Co PLC	2,024,154
18,701	Pilgrim's Pride Corp(a)	517,270
23,606	Post Holdings Inc(a)	2,078,744
38,502	Progyny Inc(a)	1,431,504
22,962	QuidelOrtho Corp(a)	1,692,299
92,091	R1 RCM Inc(a)	973,402
23,771	Repligen Corp(a)	4,274,026
67,805	Service Corp International	4,641,252
17,073	Shockwave Medical Inc(a)	3,253,431
45,953	Sotera Health Co(a)	774,308
47,389	Sprouts Farmers Market Inc(a)	2,279,885
46,417	Tenet Healthcare Corp(a)	3,507,733
21,586	United Therapeutics Corp(a)	4,746,545
104,374	US Foods Holding Corp(a)	4,739,623
19,670	WEX Inc(a)	3,826,799
		166,659,761
Energy — 5.17%
158,217	Antero Midstream Corp	1,982,459
129,093	Antero Resources Corp(a)	2,927,829
88,097	ChampionX Corp	2,573,313
51,646	Chesapeake Energy Corp	3,973,643
18,982	Chord Energy Corp	3,155,378
39,637	Civitas Resources Inc	2,710,378
75,010	CNX Resources Corp(a)	1,500,200
45,017	DT Midstream Inc	2,466,932
201,277	Equitrans Midstream Corp	2,049,000
72,458	HF Sinclair Corp	4,026,491
51,478	Matador Resources Co	2,927,039
66,584	Murphy Oil Corp	2,840,474
180,286	NOV Inc	3,656,200
116,753	Ovintiv Inc	5,127,792
51,102	PBF Energy Inc Class A	2,246,444
169,685	Permian Resources Corp	2,307,716
110,582	Range Resources Corp	3,366,116
504,067	Southwestern Energy Co(a)	3,301,639
100,896	Sunrun Inc(a)	1,980,589
29,561	Valaris Ltd(a)	2,026,998
32,944	Weatherford International PLC(a)	3,222,911
		60,369,541
Financial — 23.07%
15,616	Affiliated Managers Group Inc	2,364,574
45,525	Agree Realty Corp REIT	2,865,799
124,316	Ally Financial Inc	4,341,115
30,301	American Financial Group Inc	3,602,486
232,021	Annaly Capital Management Inc REIT	4,494,247

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
66,316	Apartment Income Corp REIT	$ 2,303,154
70,112	Associated Banc-Corp	1,499,696
48,593	Bank OZK	2,421,389
28,494	Brighthouse Financial Inc(a)	1,507,902
139,644	Brixmor Property Group Inc REIT	3,249,516
84,839	Cadence Bank	2,510,386
100,548	Carlyle Group Inc	4,091,298
52,116	CNO Financial Group Inc	1,454,036
96,894	Columbia Banking System Inc	2,585,132
55,352	Commerce Bancshares Inc	2,956,350
52,279	COPT Defense Properties REIT	1,339,911
70,508	Cousins Properties Inc REIT	1,716,870
103,161	CubeSmart REIT	4,781,513
29,789	Cullen/Frost Bankers Inc	3,231,809
64,906	East West Bancorp Inc	4,669,987
21,096	EastGroup Properties Inc REIT	3,871,960
34,992	EPR Properties REIT	1,695,362
145,889	Equitable Holdings Inc	4,858,103
85,823	Equity LifeStyle Properties Inc REIT	6,053,955
11,413	Erie Indemnity Co Class A	3,822,442
49,702	Essent Group Ltd	2,621,284
15,587	Evercore Inc Class A	2,666,156
37,997	Federated Hermes Inc	1,286,578
118,994	Fidelity National Financial Inc	6,071,074
47,890	First American Financial Corp	3,086,032
59,680	First Financial Bankshares Inc	1,808,304
255,503	First Horizon Corp	3,617,923
61,439	First Industrial Realty Trust Inc REIT	3,235,992
166,695	FNB Corp	2,295,390
123,008	Gaming & Leisure Properties Inc REIT	6,070,445
51,508	Glacier Bancorp Inc	2,128,311
40,011	Hancock Whitney Corp	1,944,134
16,610	Hanover Insurance Group Inc	2,016,786
176,933	Healthcare Realty Trust Inc REIT	3,048,556
87,524	Home BancShares Inc	2,216,983
23,890	Houlihan Lokey Inc	2,864,650
104,255	Independence Realty Trust Inc REIT	1,595,101
49,040	Interactive Brokers Group Inc Class A	4,065,416
24,790	International Bancshares Corp	1,346,593
61,567	Janus Henderson Group PLC	1,856,245
76,766	Jefferies Financial Group Inc	3,102,114
21,829	Jones Lang LaSalle Inc(a)	4,122,843
27,972	Kemper Corp	1,361,397
49,186	Kilroy Realty Corp REIT	1,959,570
10,081	Kinsale Capital Group Inc	3,376,228
101,912	Kite Realty Group Trust REIT	2,329,708
Shares		Fair Value
Financial — (continued)
40,183	Lamar Advertising Co Class A REIT	$ 4,270,649
277,271	Medical Properties Trust Inc REIT(b)	1,361,401
125,874	MGIC Investment Corp	2,428,109
36,316	National Storage Affiliates Trust REIT	1,506,025
330,225	New York Community Bancorp Inc	3,378,202
83,498	NNN Inc REIT	3,598,764
135,927	Old National Bancorp	2,295,807
121,241	Old Republic International Corp	3,564,486
112,184	Omega Healthcare Investors Inc REIT	3,439,561
93,806	Park Hotels & Resorts Inc REIT	1,435,232
110,665	Physicians Realty Trust REIT	1,472,951
35,652	Pinnacle Financial Partners Inc	3,109,567
37,124	PotlatchDeltic Corp REIT	1,822,788
15,898	Primerica Inc	3,271,172
43,540	Prosperity Bancshares Inc	2,948,964
63,371	Rayonier Inc REIT	2,117,225
30,449	Reinsurance Group of America Inc	4,926,039
24,270	RenaissanceRe Holdings Ltd	4,756,920
96,886	Rexford Industrial Realty Inc REIT	5,435,305
18,641	RLI Corp	2,481,490
107,417	Sabra Health Care Inc REIT	1,532,841
45,147	SEI Investments Co	2,869,092
28,138	Selective Insurance Group Inc	2,799,168
105,030	SLM Corp	2,008,174
35,310	SouthState Corp	2,981,929
65,658	Spirit Realty Capital Inc REIT	2,868,598
83,466	STAG Industrial Inc REIT	3,276,875
138,040	Starwood Property Trust Inc REIT(b)	2,901,601
47,033	Stifel Financial Corp	3,252,332
67,905	Synovus Financial Corp	2,556,623
22,268	Texas Capital Bancshares Inc(a)	1,439,181
20,263	UMB Financial Corp	1,692,974
62,687	United Bankshares Inc	2,353,897
84,242	Unum Group	3,809,423
198,097	Valley National Bancorp	2,151,333
74,357	Vornado Realty Trust REIT	2,100,585
48,433	Voya Financial Inc	3,533,672
79,333	Webster Financial Corp	4,026,943
165,779	Western Union Co	1,976,086
28,437	Wintrust Financial Corp	2,637,532
100,493	WP Carey Inc REIT	6,512,951
		269,285,272
Industrial — 21.66%
14,490	Acuity Brands Inc	2,967,986

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Industrial — (continued)
31,751	Advanced Drainage Systems Inc	$ 4,465,460
63,874	AECOM	5,903,874
28,428	AGCO Corp	3,451,443
30,239	AptarGroup Inc	3,738,145
24,628	Arrow Electronics Inc(a)	3,010,773
42,460	Avnet Inc	2,139,984
19,615	Belden Inc	1,515,259
54,086	Berry Global Group Inc	3,644,856
41,843	BWX Technologies Inc	3,210,614
22,345	Carlisle Cos Inc	6,981,248
19,499	Chart Industries Inc(a)	2,658,299
23,082	Clean Harbors Inc(a)	4,028,040
80,041	Cognex Corp	3,340,911
60,455	Coherent Corp(a)	2,631,606
16,670	Comfort Systems USA Inc	3,428,519
22,682	Crane Co	2,679,652
55,440	Crown Holdings Inc	5,105,469
17,556	Curtiss-Wright Corp	3,911,301
55,473	Donaldson Co Inc	3,625,161
15,968	Eagle Materials Inc	3,238,949
21,660	EMCOR Group Inc	4,666,214
19,065	EnerSys	1,924,802
26,314	Esab Corp	2,279,319
23,622	Exponent Inc	2,079,681
60,954	Flowserve Corp	2,512,524
79,767	Fluor Corp(a)	3,124,473
58,197	Fortune Brands Innovations Inc	4,431,120
16,445	GATX Corp	1,977,018
77,881	Graco Inc	6,756,956
140,462	Graphic Packaging Holding Co	3,462,388
11,833	Greif Inc Class A	776,126
39,239	Hexcel Corp	2,893,876
37,674	ITT Inc	4,495,262
27,641	Kirby Corp(a)	2,169,266
26,330	Knife River Corp(a)	1,742,520
73,957	Knight-Swift Transportation Holdings Inc	4,263,621
16,699	Landstar System Inc	3,233,761
14,733	Lennox International Inc	6,593,312
26,415	Lincoln Electric Holdings Inc	5,744,206
11,564	Littelfuse Inc	3,094,064
29,814	Louisiana-Pacific Corp	2,111,726
28,081	MasTec Inc(a)	2,126,293
94,258	MDU Resources Group Inc	1,866,308
24,501	Middleby Corp(a)	3,605,812
17,163	MSA Safety Inc	2,897,629
16,636	Novanta Inc(a)	2,801,669
76,179	nVent Electric PLC	4,501,417
30,337	Oshkosh Corp	3,288,834
40,683	Owens Corning	6,030,441
13,300	RBC Bearings Inc(a)	3,789,037
30,469	Regal Rexnord Corp	4,510,021
20,257	Ryder System Inc	2,330,770
12,204	Saia Inc(a)	5,348,037
70,810	Sensata Technologies Holding PLC	2,660,332
Shares		Fair Value
Industrial — (continued)
36,576	Silgan Holdings Inc	$ 1,655,064
19,515	Simpson Manufacturing Co Inc	3,863,580
45,507	Sonoco Products Co	2,542,476
42,878	Stericycle Inc(a)	2,125,034
23,090	TD SYNNEX Corp	2,484,715
31,219	Terex Corp	1,793,844
24,426	Tetra Tech Inc	4,077,432
30,363	Timken Co	2,433,594
14,582	TopBuild Corp(a)	5,457,459
47,664	Toro Co	4,575,267
49,710	Trex Co Inc(a)	4,115,491
28,283	UFP Industries Inc	3,550,931
19,940	Universal Display Corp	3,813,724
9,762	Valmont Industries Inc	2,279,525
58,976	Vishay Intertechnology Inc	1,413,655
71,886	Vontier Corp	2,483,661
12,718	Watts Water Technologies Inc Class A	2,649,668
29,449	Werner Enterprises Inc	1,247,754
27,686	Woodward Inc	3,768,895
53,296	XPO Inc(a)	4,668,197
		252,766,350
Technology — 8.12%
32,583	Allegro MicroSystems Inc(a)	986,287
47,946	Amkor Technology Inc	1,595,163
21,419	ASGN Inc(a)	2,059,865
12,712	Aspen Technology Inc(a)	2,798,547
19,832	Blackbaud Inc(a)	1,719,434
10,122	CACI International Inc Class A(a)	3,278,111
24,217	Cirrus Logic Inc(a)	2,014,612
20,382	CommVault Systems Inc(a)	1,627,503
21,342	Concentrix Corp	2,095,998
22,428	Crane NXT Co	1,275,480
54,591	Doximity Inc Class A(a)	1,530,732
118,020	Dropbox Inc Class A(a)	3,479,230
109,433	Dynatrace Inc(a)	5,984,891
76,988	ExlService Holdings Inc(a)	2,375,080
77,495	Genpact Ltd	2,689,852
13,863	IPG Photonics Corp(a)	1,504,690
61,721	KBR Inc	3,419,961
106,335	Kyndryl Holdings Inc(a)	2,209,641
63,158	Lattice Semiconductor Corp(a)	4,357,270
29,903	Lumentum Holdings Inc(a)	1,567,515
25,064	MACOM Technology Solutions Holdings Inc(a)	2,329,699
28,427	Manhattan Associates Inc(a)	6,120,902
28,191	Maximus Inc	2,364,097
29,199	MKS Instruments Inc	3,003,701
22,779	Onto Innovation Inc(a)	3,482,909
26,664	Power Integrations Inc	2,189,381
16,779	Qualys Inc(a)	3,293,382
49,344	Rambus Inc(a)	3,367,728
24,136	Science Applications International Corp	3,000,588

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Technology — (continued)
14,803	Silicon Laboratories Inc(a)	$ 1,957,993
21,335	Super Micro Computer Inc(a)	6,064,687
18,362	Synaptics Inc(a)	2,094,737
44,110	Teradata Corp(a)	1,919,226
57,827	Wolfspeed Inc(a)(b)	2,516,053
136,209	ZoomInfo Technologies Inc(a)	2,518,504
		94,793,449
Utilities — 3.22%
26,665	ALLETE Inc	1,630,831
31,177	Black Hills Corp	1,681,999
114,654	Essential Utilities Inc	4,282,327
23,504	IDACORP Inc	2,310,913
42,656	National Fuel Gas Co	2,140,051
45,324	New Jersey Resources Corp	2,020,544
27,894	Northwestern Energy Group Inc	1,419,526
91,619	OGE Energy Corp	3,200,252
25,694	ONE Gas Inc	1,637,222
24,916	Ormat Technologies Inc	1,888,384
39,876	PNM Resources Inc	1,658,842
46,966	Portland General Electric Co	2,035,506
27,893	Southwest Gas Holdings Inc	1,767,022
24,438	Spire Inc	1,523,465
97,317	UGI Corp	2,393,998
153,752	Vistra Corp	5,922,527
		37,513,409
TOTAL COMMON STOCK — 99.31% (Cost $1,027,365,833)		$1,159,065,481
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.40%
$4,674,300	U.S. Treasury Bills(c) 5.29%, 02/22/2024	4,637,526
Repurchase Agreements — 0.82%
3	Undivided interest of 0.00% in a repurchase agreement (principal amount/value $20,566,451 with a maturity value of $20,578,654) with HSBC Securities (USA) Inc, 5.34%, dated 12/31/23 to be repurchased at $3 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 12/1/29 - 12/1/53, with a value of $20,977,780.(d)	3
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,399,195	Undivided interest of 2.00% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $2,399,195 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(d)	$ 2,399,195
2,399,195	Undivided interest of 2.03% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $2,399,195 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(d)	2,399,195
2,399,195	Undivided interest of 2.57% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $2,399,195 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(d)	2,399,195

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2023
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,399,195	Undivided interest of 30.78% in a repurchase agreement (principal amount/value $7,826,153 with a maturity value of $7,830,805) with TD Securities (USA) LLC, 5.35%, dated 12/31/23 to be repurchased at $2,399,195 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 7/1/37 - 1/1/54, with a value of $7,982,676.(d)	$ 2,399,195
		9,596,783
TOTAL SHORT TERM INVESTMENTS — 1.22% (Cost $14,234,309)		$ 14,234,309
TOTAL INVESTMENTS — 100.53% (Cost $1,041,600,142)		$1,173,299,790
OTHER ASSETS & LIABILITIES, NET — (0.53)%		$ (6,128,479)
TOTAL NET ASSETS — 100.00%		$1,167,171,311
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	33	USD	9,271	Mar 2024	$20,962
				Net Appreciation	$20,962
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.51%
82,500	RPM International Inc	$ 9,209,475
Communications — 4.50%
185,250	Liberty Media Corp-Liberty Formula One Class C(a)	11,694,832
166,298	Match Group Inc(a)	6,069,877
165,000	New York Times Co Class A	8,083,350
130,300	Spotify Technology SA(a)	24,484,673
432,200	Trade Desk Inc Class A(a)	31,101,112
		81,433,844
Consumer, Cyclical — 14.37%
345,500	Bath & Body Works Inc	14,911,780
83,876	Birkenstock Holding PLC(a)(b)	4,087,277
112,700	Burlington Stores Inc(a)	21,917,896
177,973	Caesars Entertainment Inc(a)	8,343,374
53,000	Casey's General Stores Inc	14,561,220
3,100	Chipotle Mexican Grill Inc(a)	7,089,576
32,681	Dollar General Corp	4,442,982
141,670	Dollar Tree Inc(a)	20,124,223
68,804	Domino's Pizza Inc	28,363,073
72,000	Five Below Inc(a)	15,347,520
183,400	Hilton Worldwide Holdings Inc	33,395,306
17,800	Lululemon Athletica Inc(a)	9,100,962
3,843	Maplebear Inc DBA Instacart Series I(c)	90,195
205,289	MGM Resorts International	9,172,313
53,003	Mobileye Global Inc Class A(a)(b)	2,296,090
2,700	O'Reilly Automotive Inc(a)	2,565,216
150,400	Ross Stores Inc	20,813,856
297,400	Southwest Airlines Co	8,588,912
20,118	Tractor Supply Co	4,325,974
21,200	Ulta Beauty Inc(a)	10,387,788
153,570	Yum! Brands Inc	20,065,456
		259,990,989
Consumer, Non-Cyclical — 32.32%
252,100	Acadia Healthcare Co Inc(a)	19,603,296
295,600	Agilent Technologies Inc	41,097,268
278,641	agilon health Inc(a)	3,496,945
182,700	Alcon Inc	14,272,525
100,600	Alnylam Pharmaceuticals Inc(a)	19,255,846
79,275	Apellis Pharmaceuticals Inc(a)	4,745,401
25,228	Argenx SE ADR(a)	9,597,488
67,800	Ascendis Pharma A/S ADR(a)	8,539,410
1,205,800	Avantor Inc(a)	27,528,414
119,200	Avery Dennison Corp	24,097,472
52,700	Biogen Inc(a)	13,637,179
15,159	Boston Beer Co Inc Class A(a)	5,238,799
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
58,900	Bright Horizons Family Solutions Inc(a)	$ 5,550,736
330,174	Bruker Corp	24,261,186
279,624	Catalent Inc(a)	12,563,506
50,800	Cooper Cos Inc	19,224,752
191,658	CoStar Group Inc(a)	16,748,993
67,512	CRISPR Therapeutics AG(a)(b)	4,226,251
218,223	DENTSPLY SIRONA Inc	7,766,557
190,984	Enovis Corp(a)	10,698,924
109,100	Equifax Inc	26,979,339
87,300	Exact Sciences Corp(a)	6,458,454
53,400	FleetCor Technologies Inc(a)	15,091,374
632,500	Hologic Inc(a)	45,192,125
273,300	Ionis Pharmaceuticals Inc(a)	13,826,247
38,221	Karuna Therapeutics Inc(a)	12,097,329
266,964	Kenvue Inc	5,747,735
35,700	MarketAxess Holdings Inc	10,454,745
42,600	Molina Healthcare Inc(a)	15,391,806
88,400	Paylocity Holding Corp(a)	14,572,740
23,600	Quanta Services Inc	5,092,880
162,983	QuidelOrtho Corp(a)	12,011,847
232,600	Reynolds Consumer Products Inc	6,242,984
53,168	Sarepta Therapeutics Inc(a)	5,126,990
154,353	Teleflex Inc	38,486,377
183,300	TransUnion	12,594,543
162,613	TreeHouse Foods Inc(a)	6,740,309
31,500	United Rentals Inc	18,062,730
42,100	Verisk Analytics Inc	10,056,006
34,498	West Pharmaceutical Services Inc	12,147,436
		584,524,944
Energy — 4.31%
138,800	Cheniere Energy Inc	23,694,548
59,300	Chesapeake Energy Corp	4,562,542
333,400	Coterra Energy Inc	8,508,368
394,000	EQT Corp	15,232,040
11,881	Pioneer Natural Resources Co	2,671,799
207,500	Range Resources Corp	6,316,300
150,600	Shoals Technologies Group Inc Class A(a)	2,340,324
622,463	TechnipFMC PLC	12,536,405
20,800	Weatherford International PLC(a)	2,034,864
		77,897,190
Financial — 6.19%
117,800	Assurant Inc	19,848,122
88,400	Axis Capital Holdings Ltd	4,894,708
17,700	Cboe Global Markets Inc	3,160,512
157,600	Intercontinental Exchange Inc	20,240,568
318,300	KKR & Co Inc	26,371,155
4,500	Markel Group Inc(a)	6,389,550

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
Financial — (continued)
102,550	Raymond James Financial Inc	$ 11,434,325
215,200	Tradeweb Markets Inc Class A	19,557,376
		111,896,316
Industrial — 15.91%
158,600	Amphenol Corp Class A	15,722,018
531,807	Ball Corp	30,589,539
103,300	BWX Technologies Inc	7,926,209
146,800	Cognex Corp	6,127,432
185,955	Esab Corp	16,107,422
264,900	Fortive Corp	19,504,587
35,400	Howmet Aerospace Inc	1,915,848
49,700	IDEX Corp	10,790,367
408,800	Ingersoll Rand Inc	31,616,592
152,700	JB Hunt Transport Services Inc	30,500,298
153,900	Keysight Technologies Inc(a)	24,483,951
12,700	Littelfuse Inc	3,398,012
47,968	Martin Marietta Materials Inc	23,931,714
5,400	Mettler-Toledo International Inc(a)	6,549,984
297,600	Sealed Air Corp	10,868,352
397,246	Textron Inc	31,946,523
117,700	Veralto Corp	9,682,002
41,300	Waste Connections Inc	6,164,851
		287,825,701
Technology — 18.48%
38,400	Atlassian Corp Class A(a)	9,133,824
29,706	BILL Holdings Inc(a)	2,423,713
76,100	Broadridge Financial Solutions Inc	15,657,575
1,029,131	CCC Intelligent Solutions Holdings Inc(a)	11,721,802
104,271	Clear Secure Inc Class A	2,153,196
132,751	Crowdstrike Holdings Inc Class A(a)	33,893,985
17,700	Fair Isaac Corp(a)	20,602,977
163,100	Fortinet Inc(a)	9,546,243
22,163	KLA Corp	12,883,352
265,200	Lattice Semiconductor Corp(a)	18,296,148
766,113	Marvell Technology Inc	46,204,274
617,800	Microchip Technology Inc	55,713,205
14,700	MongoDB Inc(a)	6,010,095
39,700	NXP Semiconductors NV	9,118,296
155,564	PTC Inc(a)	27,217,477
59,500	Pure Storage Inc Class A(a)	2,121,770
25,300	Roper Technologies Inc	13,792,801
32,000	Tyler Technologies Inc(a)	13,379,840
Shares		Fair Value
Technology — (continued)
126,856	Veeva Systems Inc Class A(a)	$ 24,422,317
		334,292,890
TOTAL COMMON STOCK — 96.59% (Cost $1,396,763,595)		$1,747,071,349
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.06%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	967,113
Technology — 0.02%
5,763	Databricks Inc Series G 0.00%(c)(d)	423,580
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $2,308,941)		$ 1,390,693
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.44%
$ 3	Undivided interest of 0.00% in a repurchase agreement (principal amount/value $20,566,451 with a maturity value of $20,578,654) with HSBC Securities (USA) Inc, 5.34%, dated 12/31/23 to be repurchased at $3 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 12/1/29 - 12/1/53, with a value of $20,977,780.(e)	3
2,004,332	Undivided interest of 1.67% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $2,004,332 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(e)	2,004,332

See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2023
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,004,332	Undivided interest of 1.69% in a repurchase agreement (principal amount/value $118,664,201 with a maturity value of $118,734,608) with Citigroup Global Markets Inc, 5.34%, dated 12/31/23 to be repurchased at $2,004,332 on 1/2/24 collateralized by Government National Mortgage Association securities, 2.00% - 7.50%, 7/20/37 - 12/20/53, with a value of $121,037,485.(e)	$ 2,004,332
2,004,333	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $93,637,100 with a maturity value of $93,692,762) with Bank of America Securities Inc, 5.35%, dated 12/31/23 to be repurchased at $2,004,333 on 1/2/24 collateralized by various U.S. Government Agency securities, 0.00% - 7.00%, 11/1/28 - 12/20/63, with a value of $95,509,842.(e)	2,004,333
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,004,332	Undivided interest of 25.72% in a repurchase agreement (principal amount/value $7,826,153 with a maturity value of $7,830,805) with TD Securities (USA) LLC, 5.35%, dated 12/31/23 to be repurchased at $2,004,332 on 1/2/24 collateralized by various U.S. Government Agency securities, 2.50% - 7.00%, 7/1/37 - 1/1/54, with a value of $7,982,676.(e)	$ 2,004,332
TOTAL SHORT TERM INVESTMENTS — 0.44% (Cost $8,017,332)		$ 8,017,332
TOTAL INVESTMENTS — 97.11% (Cost $1,407,089,868)		$1,756,479,374
OTHER ASSETS & LIABILITIES, NET — 2.89%		$ 52,255,168
TOTAL NET ASSETS — 100.00%		$1,808,734,542

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2023.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
At December 31, 2023, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Maplebear Inc DBA Instacart Series I 0.00%	02/26/2021	$480,375	$90,195	0.00%
Convertible Preferred Stock
Databricks Inc Series G 0.00%(d)	02/01/2021	340,724	423,580	0.02
Sila Nanotechnologies Inc Series F 0.00%(d)	01/07/2021	1,968,217	967,113	0.06
		$2,789,316	$1,480,888	0.08%
(d)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower Ariel Mid Cap Value Fund	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$114,981,223	$599,147,860	$1,163,703,007
Repurchase agreements, fair value(c)	2,173,689	1,881,544	9,596,783
Cash	3,514,316	13,760,063	2,934,429
Cash pledged on futures contracts	-	588,972	651,234
Dividends receivable	77,136	1,569,833	1,447,624
Subscriptions receivable	73,843	227,404	1,322,047
Receivable for investments sold	-	-	1,051,540
Total Assets	120,820,207	617,175,676	1,180,706,664
LIABILITIES:
Payable for director fees	7,018	7,018	7,018
Payable for distribution fees	-	-	9,182
Payable for investments purchased	-	-	1,506,688
Payable for other accrued fees	37,717	53,194	67,889
Payable for shareholder services fees	24,436	10,856	197,908
Payable to investment adviser	80,264	439,165	196,356
Payable upon return of securities loaned	2,173,689	1,881,544	9,596,783
Redemptions payable	90,656	596,404	1,867,069
Variation margin on futures contracts	-	102,180	86,460
Total Liabilities	2,413,780	3,090,361	13,535,353
NET ASSETS	$118,406,427	$614,085,315	$1,167,171,311
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,285,324	$7,272,881	$10,019,883
Paid-in capital in excess of par	122,471,162	555,691,161	1,014,288,081
Undistributed/accumulated earnings (deficit)	(5,350,059)	51,121,273	142,863,347
NET ASSETS	$118,406,427	$614,085,315	$1,167,171,311
NET ASSETS BY CLASS
Investor Class	$84,022,510	$37,326,701	$637,219,811
Class L	N/A	N/A	$45,571,910
Institutional Class	$34,383,917	$576,758,614	$484,379,590
CAPITAL STOCK:
Authorized
Investor Class	400,000,000	120,000,000	250,000,000
Class L	N/A	N/A	60,000,000
Institutional Class	30,000,000	350,000,000	300,000,000
Issued and Outstanding
Investor Class	9,524,830	2,877,396	33,339,454
Class L	N/A	N/A	5,282,358
Institutional Class	3,328,412	69,851,414	61,577,021
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.82	$12.97	$19.11
Class L	N/A	N/A	$8.63
Institutional Class	$10.33	$8.26	$7.87
(a) Cost of investments	$117,665,295	$544,334,597	$1,032,003,359
(b) Including fair value of securities on loan	$2,112,061	$1,814,840	$9,170,124
(c) Cost of repurchase agreements	$2,173,689	$1,881,544	$9,596,783
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,748,462,042
Repurchase agreements, fair value(c)	8,017,332
Cash	53,063,609
Dividends receivable	402,188
Subscriptions receivable	13,353,368
Receivable for investments sold	182,090
Total Assets	1,823,480,629
LIABILITIES:
Payable for director fees	7,018
Payable for investments purchased	770,499
Payable for other accrued fees	71,181
Payable for shareholder services fees	263,059
Payable to investment adviser	1,010,459
Payable upon return of securities loaned	8,017,332
Redemptions payable	4,606,539
Total Liabilities	14,746,087
NET ASSETS	$1,808,734,542
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$17,307,253
Paid-in capital in excess of par	1,435,699,135
Undistributed/accumulated earnings	355,728,154
NET ASSETS	$1,808,734,542
NET ASSETS BY CLASS
Investor Class	$908,373,978
Institutional Class	$900,360,564
CAPITAL STOCK:
Authorized
Investor Class	125,000,000
Institutional Class	690,000,000
Issued and Outstanding
Investor Class	25,384,702
Institutional Class	147,687,831
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$35.78
Institutional Class	$6.10
(a) Cost of investments	$1,399,072,536
(b) Including fair value of securities on loan	$7,712,013
(c) Cost of repurchase agreements	$8,017,332
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower Ariel Mid Cap Value Fund	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Income from securities lending	$7,459	$110,564	$186,599
Dividends	1,921,187	12,281,401	21,851,092
Foreign withholding tax	(3,001)	(12,484)	-
Total Income	1,925,645	12,379,481	22,037,691
EXPENSES:
Management fees	778,451	4,250,054	2,094,257
Shareholder services fees – Investor Class	292,773	144,964	2,510,897
Shareholder services fees – Class L	-	-	152,530
Audit and tax fees	32,722	33,183	33,481
Custodian fees	2,328	38,204	29,578
Directors fees	31,396	31,396	31,396
Distribution fees – Class L	-	-	108,639
Legal fees	9,915	9,915	9,915
Pricing fees	106	487	1,379
Registration fees	28,318	48,651	82,331
Shareholder report fees	1,534	1,282	48,246
Transfer agent fees	9,339	11,210	18,454
Other fees	16,568	17,559	18,785
Total Expenses	1,203,450	4,586,905	5,139,888
Less amount waived by investment adviser	97,890	83,119	15,559
Net Expenses	1,105,560	4,503,786	5,124,329
NET INVESTMENT INCOME	820,085	7,875,695	16,913,362
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(195,770)	13,135,759	82,861,943
Net realized gain on futures contracts	-	972	1,216,504
Net Realized Gain (Loss)	(195,770)	13,136,731	84,078,447
Net change in unrealized appreciation on investments	11,432,710	67,453,693	77,633,201
Net change in unrealized appreciation (depreciation) on futures contracts	-	(110,069)	40,172
Net Change in Unrealized Appreciation	11,432,710	67,343,624	77,673,373
Net Realized and Unrealized Gain	11,236,940	80,480,355	161,751,820
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,057,025	$88,356,050	$178,665,182
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
Empower T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$170,151
Dividends	12,740,968
Foreign withholding tax	(30,921)
Total Income	12,880,198
EXPENSES:
Management fees	11,247,440
Shareholder services fees – Investor Class	3,142,471
Audit and tax fees	33,779
Custodian fees	44,538
Directors fees	31,396
Legal fees	9,915
Pricing fees	360
Registration fees	75,224
Shareholder report fees	50,167
Transfer agent fees	17,906
Other fees	19,518
Total Expenses	14,672,714
Less amount waived by investment adviser	1,157
Net Expenses	14,671,557
NET INVESTMENT LOSS	(1,791,359)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	147,017,400
Net Realized Gain	147,017,400
Net change in unrealized appreciation on investments	160,050,911
Net Change in Unrealized Appreciation	160,050,911
Net Realized and Unrealized Gain	307,068,311
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$305,276,952
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Ariel Mid Cap Value Fund	2023	2022
OPERATIONS:
Net investment income	$820,085	$1,041,463
Net realized gain (loss)	(195,770)	24,400,116
Net change in unrealized appreciation (depreciation)	11,432,710	(48,020,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,057,025	(22,579,398)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,180,257)	(26,407,415)
Institutional Class	(4,352,619)	(8,056,655)
From Net Investment Income and Net Realized Gains	(16,532,876)	(34,464,070)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,248,623	30,808,614
Institutional Class	9,187,327	6,571,945
Shares issued in reinvestment of distributions
Investor Class	12,180,257	26,407,415
Institutional Class	4,352,619	8,056,655
Shares redeemed
Investor Class	(22,617,288)	(152,296,253)
Institutional Class	(10,790,096)	(9,655,815)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,561,442	(90,107,439)
Total Increase (Decrease) in Net Assets	85,591	(147,150,907)
NET ASSETS:
Beginning of year	118,320,836	265,471,743
End of year	$118,406,427	$118,320,836
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,314,537	2,449,838
Institutional Class	883,882	501,455
Shares issued in reinvestment of distributions
Investor Class	1,429,531	2,752,258
Institutional Class	436,067	738,555
Shares redeemed
Investor Class	(2,467,146)	(11,274,300)
Institutional Class	(1,010,854)	(744,905)
Net Increase (Decrease)	586,017	(5,577,099)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower Mid Cap Value Fund	2023	2022
OPERATIONS:
Net investment income	$7,875,695	$7,799,152
Net realized gain (loss)	13,136,731	(243,661)
Net change in unrealized appreciation (depreciation)	67,343,624	(81,871,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,356,050	(74,315,791)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(189,786)	(3,329,863)
Institutional Class	(14,422,383)	(23,419,151)
From Net Investment Income and Net Realized Gains	(14,612,169)	(26,749,014)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	16,088,034	141,260,399
Institutional Class	133,701,665	75,361,251
Shares issued in reinvestment of distributions
Investor Class	189,786	3,329,863
Institutional Class	14,422,383	23,419,151
Shares redeemed
Investor Class	(66,523,578)	(157,795,333)
Institutional Class	(119,100,428)	(162,585,453)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,222,138)	(77,010,122)
Total Increase (Decrease) in Net Assets	52,521,743	(178,074,927)
NET ASSETS:
Beginning of year	561,563,572	739,638,499
End of year	$614,085,315	$561,563,572
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,351,993	12,209,066
Institutional Class	17,858,526	9,746,899
Shares issued in reinvestment of distributions
Investor Class	14,949	294,840
Institutional Class	1,779,997	3,196,365
Shares redeemed
Investor Class	(5,669,888)	(13,449,688)
Institutional Class	(15,236,513)	(20,150,145)
Net Increase (Decrease)	99,064	(8,152,663)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower S&P Mid Cap 400® Index Fund	2023	2022
OPERATIONS:
Net investment income	$16,913,362	$15,674,695
Net realized gain	84,078,447	60,751,413
Net change in unrealized appreciation (depreciation)	77,673,373	(223,554,878)
Net Increase (Decrease) in Net Assets Resulting from Operations	178,665,182	(147,128,770)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(29,833,250)	(31,464,559)
Class L	(4,766,175)	(4,074,233)
Institutional Class	(59,432,803)	(47,181,419)
From Net Investment Income and Net Realized Gains	(94,032,228)	(82,720,211)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	273,866,407	534,134,629
Class L	9,243,699	51,644,434
Institutional Class	91,814,644	116,411,462
Shares issued in reinvestment of distributions
Investor Class	29,833,250	31,464,559
Class L	4,766,175	4,074,233
Institutional Class	59,432,803	47,181,419
Shares redeemed
Investor Class	(515,643,686)	(289,326,127)
Class L	(14,386,927)	(6,414,693)
Institutional Class	(132,168,616)	(116,736,577)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(193,242,251)	372,433,339
Total Increase (Decrease) in Net Assets	(108,609,297)	142,584,358
NET ASSETS:
Beginning of year	1,275,780,608	1,133,196,250
End of year	$1,167,171,311	$1,275,780,608
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,111,002	29,456,723
Class L	1,063,576	5,492,692
Institutional Class	11,616,342	13,695,891
Shares issued in reinvestment of distributions
Investor Class	1,562,524	1,841,259
Class L	547,478	490,756
Institutional Class	7,473,371	6,133,956
Shares redeemed
Investor Class	(28,399,092)	(15,692,115)
Class L	(1,656,212)	(715,215)
Institutional Class	(16,182,231)	(13,405,353)
Net Increase (Decrease)	(8,863,242)	27,298,594
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower T. Rowe Price Mid Cap Growth Fund	2023	2022
OPERATIONS:
Net investment loss	$(1,791,359)	$(3,431,359)
Net realized gain	147,017,400	85,367,289
Net change in unrealized appreciation (depreciation)	160,050,911	(542,391,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	305,276,952	(460,455,373)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(24,168,862)	(19,488,766)
Institutional Class	(124,557,649)	(98,884,333)
From Net Investment Income and Net Realized Gains	(148,726,511)	(118,373,099)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	393,846,182	410,387,652
Class L(a)	-	56,055
Institutional Class	207,544,832	166,447,039
Shares issued in reinvestment of distributions
Investor Class	24,168,862	19,488,766
Institutional Class	124,557,649	98,884,333
Shares redeemed
Investor Class	(402,788,634)	(300,120,818)
Class L(a)	-	(3,083,208)
Institutional Class	(249,296,787)	(271,033,395)
Net Increase in Net Assets Resulting from Capital Share Transactions	98,032,104	121,026,424
Total Increase (Decrease) in Net Assets	254,582,545	(457,802,048)
NET ASSETS:
Beginning of year	1,554,151,997	2,011,954,045
End of year	$1,808,734,542	$1,554,151,997
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,828,414	12,273,663
Class L(a)	-	11,784
Institutional Class	33,045,119	24,033,416
Shares issued in reinvestment of distributions
Investor Class	676,536	639,631
Institutional Class	20,188,300	16,499,078
Shares redeemed
Investor Class	(12,228,685)	(9,128,989)
Class L(a)	-	(686,761)
Institutional Class	(39,122,378)	(38,835,509)
Net Increase	14,387,306	4,806,313
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$ 9.31	0.06	0.84	0.90	(0.23)	(1.16)	(1.39)	$ 8.82	10.45%
12/31/2022	$14.70	0.08	(2.11)	(2.03)	(0.66)	(2.70)	(3.36)	$ 9.31	(12.94%)
12/31/2021	$11.99	0.09	3.02	3.11	(0.29)	(0.11)	(0.40)	$14.70	26.13%
12/31/2020 (d)	$11.55	0.23	0.72	0.95	(0.26)	(0.25)	(0.51)	$11.99	9.08%
12/31/2019	$10.29	0.14	2.24	2.38	(0.14)	(0.98)	(1.12)	$11.55	24.32%
Institutional Class
12/31/2023	$10.68	0.10	0.99	1.09	(0.28)	(1.16)	(1.44)	$10.33	10.92%
12/31/2022	$15.92	0.14	(2.28)	(2.14)	(0.40)	(2.70)	(3.10)	$10.68	(12.69%)
12/31/2021	$12.97	0.15	3.26	3.41	(0.35)	(0.11)	(0.46)	$15.92	26.53%
12/31/2020	$12.29	0.23	0.85	1.08	(0.15)	(0.25)	(0.40)	$12.97	9.18%
12/31/2019	$10.01	0.16	2.31	2.47	(0.05)	(0.14)	(0.19)	$12.29	24.82%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$ 84,023	1.14%	1.05%	0.61%	20%
12/31/2022	$ 86,066	1.14%	1.05%	0.62%	31%
12/31/2021	$225,274	1.08%	1.05%	0.61%	42%
12/31/2020 (d)	$102,080	1.12%	1.05%	2.20%	65%
12/31/2019	$ 95,546	1.11%	1.05%	1.02%	33%
Institutional Class
12/31/2023	$ 34,384	0.78%	0.70%	0.97%	20%
12/31/2022	$ 32,255	0.76%	0.70%	1.05%	31%
12/31/2021	$ 40,197	0.72%	0.70%	0.96%	42%
12/31/2020	$ 37,478	0.72%	0.70%	2.16%	65%
12/31/2019	$ 37,963	0.73%	0.70%	1.36%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	On July 17, 2020, the Investor Class underwent a one for seven reverse stock split. The capital activity presented here has been retroactively adjusted to reflect this reverse split.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$11.31	0.13	1.60	1.73	—	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	—	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	—	(2.54)	(0.50)	(3.04)	$13.16	30.17%
12/31/2020	$12.58	0.14	(0.19)	(0.05)	(0.00) (d)	(0.08)	(0.01)	(0.09)	$12.44	(0.34%)
12/31/2019	$10.46	0.12	2.02	2.14	—	(0.02)	(0.00) (d)	(0.02)	$12.58	20.49%
Institutional Class
12/31/2023	$ 7.34	0.11	1.03	1.14	—	(0.21)	(0.01)	(0.22)	$ 8.26	15.53%
12/31/2022	$ 8.71	0.10	(1.11)	(1.01)	—	(0.14)	(0.22)	(0.36)	$ 7.34	(11.53%)
12/31/2021	$ 9.15	0.13	2.68	2.81	—	(2.75)	(0.50)	(3.25)	$ 8.71	30.73%
12/31/2020	$ 9.27	0.12	(0.13)	(0.01)	(0.00) (d)	(0.10)	(0.01)	(0.11)	$ 9.15	0.02%
12/31/2019	$ 7.78	0.13	1.48	1.61	—	(0.12)	(0.00) (d)	(0.12)	$ 9.27	20.80%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$ 37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$ 81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
12/31/2020	$136,065	1.21%	1.15%	1.27%	245%
12/31/2019	$ 50,712	1.21%	1.15%	1.06%	204%
Institutional Class
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
12/31/2020	$575,877	0.80%	0.80%	1.51%	245%
12/31/2019	$624,356	0.81%	0.80%	1.42%	204%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2023	$17.30	0.23	2.49	2.72	(0.08)	(0.83)	(0.91)	$19.11	15.76%
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
12/31/2020	$16.65	0.18	1.93	2.11	(0.16)	(0.86)	(1.02)	$17.74	13.10%
12/31/2019	$13.77	0.19	3.31	3.50	(0.05)	(0.57)	(0.62)	$16.65	25.49%
Class L
12/31/2023	$ 8.33	0.09	1.20	1.29	(0.16)	(0.83)	(0.99)	$ 8.63	15.48%
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$ 8.33	(13.74%)
12/31/2021	$ 9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
12/31/2020	$ 9.27	0.07	1.06	1.13	(0.06)	(0.86)	(0.92)	$ 9.48	13.12%
12/31/2019	$ 7.95	0.09	1.90	1.99	(0.10)	(0.57)	(0.67)	$ 9.27	25.14%
Institutional Class
12/31/2023	$ 7.70	0.13	1.11	1.24	(0.24)	(0.83)	(1.07)	$ 7.87	16.18%
12/31/2022	$ 9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$ 7.70	(13.18%)
12/31/2021	$ 8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$ 9.89	24.45%
12/31/2020	$ 8.92	0.12	1.00	1.12	(0.26)	(0.86)	(1.12)	$ 8.92	13.49%
12/31/2019	$ 7.68	0.14	1.84	1.98	(0.17)	(0.57)	(0.74)	$ 8.92	25.96%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2023	$637,220	0.55%	0.55%	1.25%	24%
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
12/31/2020	$240,113	0.56%	0.55%	1.17%	27%
12/31/2019	$252,895	0.55%	0.55%	1.22%	16%
Class L
12/31/2023	$ 45,572	0.84%	0.80%	1.00%	24%
12/31/2022	$ 44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$ 630	1.54%	0.80%	0.60%	25%
12/31/2020	$ 542	0.96%	0.80%	0.87%	27%
12/31/2019	$ 13,067	1.08%	0.80%	1.00%	16%
Institutional Class
12/31/2023	$484,380	0.18%	0.18%	1.62%	24%
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
12/31/2020	$486,108	0.19%	0.19%	1.53%	27%
12/31/2019	$502,829	0.19%	0.19%	1.59%	16%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2023	$30.63	(0.09)	6.19	6.10	—	(0.95)	(0.95)	$35.78	19.92%
12/31/2022	$40.74	(0.13)	(9.16)	(9.29)	(0.01)	(0.81)	(0.82)	$30.63	(22.79%)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
12/31/2020	$30.83	(0.11)	7.52	7.41	—	(1.02)	(1.02)	$37.22	24.11%
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (d)	(0.67)	(0.67)	$30.83	31.28%
Institutional Class
12/31/2023	$ 5.88	0.01	1.18	1.19	(0.02)	(0.95)	(0.97)	$ 6.10	20.35%
12/31/2022	$ 8.64	(0.00)	(1.95)	(1.95)	(0.00) (d)	(0.81)	(0.81)	$ 5.88	(22.46%)
12/31/2021	$ 9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$ 8.64	15.26%
12/31/2020	$ 8.28	(0.00) (d)	2.01	2.01	(0.02)	(1.02)	(1.04)	$ 9.25	24.52%
12/31/2019	$ 6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$ 8.28	31.73%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2023	$ 908,374	1.02%	1.02%	(0.28%)	34%
12/31/2022	$ 769,183	1.03%	1.02%	(0.39%)	39%
12/31/2021	$ 868,785	1.02%	1.02%	(0.57%)	21%
12/31/2020	$ 742,366	1.02%	1.02%	(0.36%)	28%
12/31/2019	$ 787,200	1.02%	1.02%	(0.07%)	30%
Institutional Class
12/31/2023	$ 900,361	0.66%	0.66%	0.08%	34%
12/31/2022	$ 784,969	0.67%	0.67%	(0.05%)	39%
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds.
Interests in the Empower Ariel Mid Cap Value Fund, Empower Mid Cap Value Fund, Empower S&P Mid Cap 400® Index Fund, and T. Rowe Price Mid Cap Value Fund (each a Fund, collectively the Funds) are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Ariel Mid Cap Value Fund - seeks current long-term capital appreciation
Empower Mid Cap Value Fund - seeks long-term growth of capital
Empower S&P Mid Cap 400® Index Fund - seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the S&P MidCap 400® Index
Empower T. Rowe Price Mid Cap Growth Fund - seeks long-term capital appreciation
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except Empower S&P Mid Cap 400® Index Fund.  Empower S&P Mid Cap 400® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.

Annual Report - December 31, 2023

Each Fund generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2023

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs . The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 9,209,475	$ —	$ —	$ 9,209,475
Communications	81,433,844	—	—	81,433,844
Consumer, Cyclical	259,900,794	90,195	—	259,990,989
Consumer, Non-cyclical	584,524,944	—	—	584,524,944
Energy	77,897,190	—	—	77,897,190
Financial	111,896,316	—	—	111,896,316
Industrial	287,825,701	—	—	287,825,701
Technology	334,292,890	—	—	334,292,890
	1,746,981,154	90,195	—	1,747,071,349
Convertible Preferred Stock	—	—	1,390,693	1,390,693
Short Term Investments	—	8,017,332	—	8,017,332
Total Assets	$ 1,746,981,154	$ 8,107,527	$ 1,390,693	$ 1,756,479,374
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of December 31, 2023, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2023

Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid semi-annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower Ariel Mid Cap Value Fund
	2023	2022
Ordinary income	$2,909,691	$6,069,755
Long-term capital gain	13,623,185	28,394,315
	$16,532,876	$34,464,070
Empower Mid Cap Value Fund
	2023	2022
Ordinary income	$14,265,988	$14,820,436
Long-term capital gain	346,181	11,928,578
	$14,612,169	$26,749,014
Empower S&P Mid Cap 400® Index Fund
	2023	2022
Ordinary income	$20,105,323	$16,353,492
Long-term capital gain	73,926,905	66,366,719
	$94,032,228	$82,720,211
Empower T. Rowe Price Mid Cap Growth Fund
	2023	2022
Ordinary income	$1,799,208	$372,969
Long-term capital gain	146,927,303	118,000,130
	$148,726,511	$118,373,099
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.

Annual Report - December 31, 2023

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower Ariel Mid Cap Value Fund
Undistributed net investment income	$36,614
Undistributed long-term capital gains	10,762
Capital loss carryforwards	—
Post-October losses	(979,955)
Net unrealized depreciation	(4,417,480)
Tax composition of capital	$(5,350,059)
Empower Mid Cap Value Fund
Undistributed net investment income	$338,536
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(3,050,799)
Net unrealized appreciation	53,833,536
Tax composition of capital	$51,121,273
Empower S&P Mid Cap 400® Index Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	17,597,299
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	125,266,048
Tax composition of capital	$142,863,347
Empower T. Rowe Price Mid Cap Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	17,121,748
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	338,606,406
Tax composition of capital	$355,728,154
The following Funds have elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Empower Ariel Mid Cap Value Fund	$—	$(979,955)
Empower Mid Cap Value Fund	(2,164)	(3,048,635)
Empower S&P Mid Cap 400® Index Fund	—	—
Empower T. Rowe Price Mid Cap Growth Fund	—	—

Annual Report - December 31, 2023

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Ariel Mid Cap Value Fund	$121,572,392	$10,092,831	$(14,510,311)	$(4,417,480)
Empower Mid Cap Value Fund	547,086,596	65,126,103	(11,292,567)	53,833,536
Empower S&P Mid Cap 400® Index Fund	1,048,054,704	208,944,956	(83,678,908)	125,266,048
Empower T. Rowe Price Mid Cap Growth Fund	1,417,872,968	407,880,887	(69,274,481)	338,606,406
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
These Funds may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Empower Mid Cap Value and the Empower S&P Mid Cap 400 Index Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, the Fund(s) is/are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Fund(s) each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When the Fund(s) enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	4
Average notional long	$1,070,532

Annual Report - December 31, 2023

Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	75
Average notional long	$19,311,576
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2023 is as follows:
Empower Mid Cap Value Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(109,272) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower S&P Mid Cap 400® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$20,962 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2023 is as follows:
Empower Mid Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$972	Net change in unrealized depreciation on futures contracts	$(110,069)
Empower S&P Mid Cap 400® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,216,504	Net change in unrealized appreciation on futures contracts	$40,172

Annual Report - December 31, 2023

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America) as of December 31, 2023. As compensation for its services to Empower Funds, the Adviser receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Ariel Mid Cap Value Fund	0.67%
Empower Mid Cap Value Fund	0.78% up to $1 billion dollars
0.73% over $1 billion dollars
0.68% over $2 billion dollars
Empower S&P Mid Cap 400® Index Fund	0.18% up to $1 billion dollars
0.13% over $1 billion dollars
0.08% over $2 billion dollars
Empower T. Rowe Price Mid Cap Growth Fund	0.65%
The Adviser contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Ariel Mid Cap Value Fund	0.70%
Empower Mid Cap Value Fund	0.80%
Empower S&P Mid Cap 400® Index Fund	0.20%
Empower T. Rowe Price Mid Cap Growth Fund	0.67%
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2023, the amounts subject to recoupment were as follows:
Empower Ariel Mid Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$52,011	$122,678	$97,890	$0
Empower Mid Cap Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$80,764	$83,564	$83,119	$0

Annual Report - December 31, 2023

Empower S&P Mid Cap 400® Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$33,593	$49,011	$15,559	$0
Empower T. Rowe Price Mid Cap Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$24,073	$68,704	$1,157	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the Sub-Advisers below for their services:
Empower Ariel Mid Cap Value Fund - Ariel Investments, LLC
Empower Mid Cap Value Fund - Goldman Sachs Asset Management, L.P.
Empower S&P Mid Cap 400® Index Fund - Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America and Empower of America and receives a monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower T. Rowe Price Mid Cap Growth Fund - T. Rowe Price Investment Management, Inc.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Mid Cap 400® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Mid Cap 400® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Empower T. Rowe Price Mid Cap Growth Fund ceased operations on April 22, 2022.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the fiscal year ended December 31, 2023.
4.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower Ariel Mid Cap Value Fund	$23,190,428	$36,153,773
Empower Mid Cap Value Fund	1,177,132,030	1,221,094,928
Empower S&P Mid Cap 400® Index Fund	295,280,208	559,314,781
Empower T. Rowe Price Mid Cap Growth Fund	573,551,491	628,086,347

Annual Report - December 31, 2023

5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of December 31, 2023, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Ariel Mid Cap Value Fund	$2,112,061	$2,173,689
Empower Mid Cap Value Fund	1,814,840	1,881,544
Empower S&P Mid Cap 400® Index Fund	9,170,124	9,596,783
Empower T. Rowe Price Mid Cap Growth Fund	7,712,013	8,017,332

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2023.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Ariel Mid Cap Value Fund	Total (a)
Common Stocks	$2,173,689
Total secured borrowings	$2,173,689
Empower Mid Cap Value Fund	Total (a)
Common Stocks	$1,881,544
Total secured borrowings	$1,881,544
Empower S&P Mid Cap 400® Index Fund	Total (a)
Common Stocks	$9,596,783
Total secured borrowings	$9,596,783
Empower T. Rowe Price Mid Cap Growth Fund	Total (a)
Common Stocks	$8,017,332
Total secured borrowings	$8,017,332
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications.  A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2023

7.  SUBSEQUENT EVENTS
Effective January 4, 2024, ECM and Empower became wholly-owned subsidiaries of Empower Services Holdings US, LLC, which is a whole-owned subsidiary of Empower of America.
Effective January 12, 2024, the Federal Income Taxes and Distributions to Shareholders section was amended and distributions to shareholders from net investment income of each Fund, if any, are declared and paid annually.
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of, Empower Ariel Mid Cap Value Fund, Empower Mid Cap Value Fund, Empower S&P Mid Cap 400® Index Fund, and Empower T. Rowe Price Mid Cap Growth Fund (the “Funds”), four of the funds comprising Empower Funds, Inc., as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Ariel Mid Cap Value Fund	90%
Empower Mid Cap Value Fund	57%
Empower S&P Mid Cap 400® Index Fund	74%
Empower T. Rowe Price Mid Cap Growth Fund	100%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 80	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	Director, Gold, Inc.
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 69	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 80	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A

Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.

***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024